INTERIM CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)	Capital Stock Cogent Asset acquisition	Capital Stock OrangeFin Asset acquisition	Capital Stock	Reserves Cogent Asset acquisition	Reserves OrangeFin Asset acquisition	Reserves	Accumulated Other Comprehensive (Loss) Income	Deficit	Total
Balance at the beginning at Sep. 30, 2024			$ 17,256,668			$ 17,297,454	$ 2,540,513	$ (10,371,011)	$ 26,723,624
Balance at the beginning (in shares) at Sep. 30, 2024			18,271,711
Share based compensation						7,862,418			7,862,418
Options exercised			$ 1,765,033						$ 1,765,033
Options exercised (in shares)			1,698,476						1,698,476
Fair value of options exercised			$ 1,355,639			(1,355,639)
Warrants issued for acquisitions						7,428,729			$ 7,428,729
Warrants exercised			$ 9,046,670						$ 9,046,670
Warrants exercised (in shares)			452,333						452,333
Fair value of warrants exercised			$ 2,172,892			(2,172,892)
Shares issued for acquisitions			$ 22,330,215			(3,718,400)			$ 18,611,815
Shares issued for acquisitions (in shares)			1,283,849						1,283,849
Shares to be issued for acquisitions						42,777,295			$ 42,777,295
RSUs converted for shares			$ 2,882,142			(2,882,142)			$ 2,882,142
RSUs converted for shares (in shares)			124,103						124,103
Interest paid with common shares			$ 371,891						$ 371,891
Interest paid with common shares (in shares)			21,563						21,563
Convertible debenture, equity component						7,205,608			$ 7,205,608
Shares issued upon conversion of convertible debt			$ 13,247,405						$ 13,247,405
Shares issued upon conversion of convertible debt (in shares)			1,147,806						1,147,806
Net loss for the year								(35,035,126)	$ (35,035,126)
Transfer of historical unrealized gains on disposal of Bitcoin							1,733,197	(1,733,197)
Other comprehensive income							14,775,291		14,775,291
Balance at the ending at Sep. 30, 2025			$ 70,428,555			72,442,431	19,049,001	(47,139,334)	114,780,653
Balance at the ending (in shares) at Sep. 30, 2025			22,999,841
Share based compensation						1,276,413			$ 1,276,413
Shares issued for acquisitions	$ 3,718,400	$ 1,093,379		$ (3,718,400)	$ (1,093,379)
Shares issued for acquisitions (in shares)	387,333	533,216							920,549
Shares issued upon conversion of convertible debt			$ 1,259,276						$ 1,259,276
Shares issued upon conversion of convertible debt (in shares)			290,094						290,094
Units issued for LIFE offering			$ 30,003,000						$ 30,003,000
Units issued for LIFE offering (in shares)			4,380,000
Warrant value on the LIFE offering			$ (17,912,000)			17,912,000			17,912,000
Share issue costs (commissions)			(1,800,180)						(1,800,180)
Share issue costs (warrants)			(1,075,000)			1,075,000			(1,075,000)
Share issue costs (legal)			(336,879)						(336,879)
Net loss for the year								(11,846,638)	(11,846,638)
Other comprehensive income							(53,517,293)		(53,517,293)
Balance at the ending at Dec. 31, 2025			$ 85,378,551			$ 87,894,065	$ (34,468,292)	$ (58,985,972)	$ 79,818,352
Balance at the ending (in shares) at Dec. 31, 2025			28,590,484